Related Party Transactions - Schedule Of Related Parties And Nature Of Relationship (Detail)	12 Months Ended
Dec. 31, 2021
Kingsoft Group [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Principal shareholder of the Company
Cheetah Group [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Entity that Kingsoft Corporation Limited exercises significant influence over
Xiaomi Group [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Entity controlled by a director of the Company